Common Stock Warrants (Details) - Common Stock Warrants [Member]	12 Months Ended
Dec. 31, 2014 $ / shares shares
Shares Underlying Warrants Outstanding | shares	50,591,455
Weighted Average Remaining Contractual Life	5 years 8 months 12 days
Weighted Average Excercise Price	$ 0.14434
Shares Underlying Warrants Exercisable | shares	39,891,455
Weighted Average Exercise Price	$ 0.1160
Minimum [Member]
Range of Exercise Prices	0.00001
Maximum [Member]
Range of Exercise Prices	$ 1.45